Expense Example, No Redemption {- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund AMCIZ PRO-10 - Fidelity Advisor® Limited Term Bond Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Limited Term Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 349
3 Years	508
5 Years	680
10 Years	1,180
Fidelity Advisor Limited Term Bond Fund: Class M
Expense Example, No Redemption:
1 Year	350
3 Years	511
5 Years	686
10 Years	1,191
Fidelity Advisor Limited Term Bond Fund: Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,834
Fidelity Advisor Limited Term Bond Fund: Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Limited Term Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500